Cost of revenues	12 Months Ended
Dec. 31, 2016
Cost of revenues [Abstract]
Cost of revenues
18.	Cost of revenues

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Revenue sharing fees and content costs	1,133,984	2,343,224	3,790,624
Bandwidth costs	345,913	570,169	651,652
Salary and welfare	131,773	198,153	232,497
Depreciation and amortization	59,817	145,135	173,048
Payment handling costs	55,101	104,849	67,474
Business tax and surcharges	49,233	27,794	44,659
Share based compensation	18,037	23,963	15,894
Other costs	55,291	166,457	127,582

Total	1,849,149	3,579,744	5,103,430